Segmented information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 4,511	$ 789
Cost of goods sold	936	0
Gross margin	3,575	789
Gross margin %	79.00%	100.00%
Interest income (expense)	(87)	(4,268)
Amortization expense on property and equipment	104	895
Europe [Member]
Revenue	1,897	0
Cost of goods sold	622	0
Gross margin	1,275	0
Gross margin %	67.00%	0.00%
Interest income (expense)	(125)	0
Amortization expense on property and equipment	5	0
Rest Of World [Member]
Revenue	2,614	789
Cost of goods sold	314	0
Gross margin	2,300	789
Gross margin %	88.00%	100.00%
Interest income (expense)	38	(4,268)
Amortization expense on property and equipment	$ 99	$ 895